Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income
Revenues	$ 18,757	$ 13,682	$ 9,690
Costs	(13,684)	(10,629)	(8,663)
Gross profit	5,073	3,053	1,027
Selling expenses	(1,896)	(1,507)	(1,324)
Administrative expenses	(657)	(470)	(467)
Exploration expenses	(65)	(30)	(80)
(Impairment) / Recovery of property, plant and equipment and intangible assets, net	(123)	(115)	(53)
Other net operating results	150	(232)	93
Operating profit / (loss)	2,482	699	(804)
Income from equity interests in associates and joint ventures	446	287	188
Financial income	2,188	904	1,492
Financial costs	(2,315)	(1,408)	(1,966)
Other financial results	255	233	253
Net financial results	128	(271)	(221)
Net profit / (loss) before income tax	3,056	715	(837)
Income tax	(822)	(699)	(184)
Net profit / (loss) for the year	2,234	16	(1,021)
Items that may be reclassified subsequently to profit or loss:
Translation effect from subsidiaries, associates and joint ventures	(194)	(62)	(111)
Result from net monetary position in subsidiaries, associates and joint ventures	276	177	96
Other comprehensive income for the year	82	115	(15)
Total comprehensive income for the year	2,316	131	(1,036)
Net profit / (loss) for the year attributable to:
Shareholders of the parent company	2,228	26	(1,004)
Non-controlling interest	6	(10)	(17)
Other comprehensive income for the year attributable to:
Shareholders of the parent company	70	98	(13)
Non-controlling interest	12	17	(2)
Total comprehensive income for the year attributable to:
Shareholders of the parent company	2,298	124	(1,017)
Non-controlling interest	$ 18	$ 7	$ (19)
Earnings per share attributable to shareholders of the parent company:
Basic and diluted	$ 5.67	$ 0.07	$ (2.56)